Document and Entity Information	May 27, 2020
Cover [Abstract]
Entity Registrant Name	PINNACLE FINANCIAL PARTNERS INC
Amendment Flag	false
Entity Central Index Key	0001115055
Document Type	8-K
Document Period End Date	May 27, 2020
Entity Incorporation State Country Code	TN
Entity File Number	000-31225
Entity Tax Identification Number	62-1812853
Entity Address, Address Line One	150 Third Avenue South
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Nashville
Entity Address, Address Line Three	Tennessee (37201)
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37201
City Area Code	(615)
Local Phone Number	744-3700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock par value $1.00
Trading Symbol	PNFP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false